Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Schedule of Ordinary Shares
a.
Ordinary shares

	December 31,	December 31,	December 31,
	2021	2022	2023
Number of ordinary shares authorized *	500,000,000	500,000,000	1,000,000,000
Authorized par value per share	US$ 0.01	US$ 0.01	US$ 0.01
Number of ordinary shares issued and fully paid	348,723,365	348,723,365	439,926,480
Number of equivalent ADSs issued and fully paid	13,948,935	13,948,935	17,597,059
Amount of share capital par value issued and fully paid	$63,019,962	$63,019,962	$63,931,993
Amount of share capital surplus issued and fully paid	$213,098,729	$213,098,729	$219,774,205